Inventories (Details) - Schedule of inventories - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventories [Abstract]
Raw materials	$ 178,482	$ 253,613
Work in process	8,665	23,758
Finished goods	83,173	14,523
Total	270,320	291,894
Inventory write-down	(216,325)	(42,241)
Translation adjustments	(2,572)	(2,408)
Inventories, net	$ 51,423	$ 247,245